SECURITIES (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities Held as Collateral, at Fair Value	$ 1,200,000	$ 2,700,000
Unrealized Gain (Loss) on Securities	3,000	6,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	$ 2,200,000	$ 2,600,000